Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Summary of Provisions	The account breaks down as follows as of the indicated dates:

	12.31.23	12.31.22
For Termination Benefits	4,013,811	8,648,052
Others	16,374,132	23,286,874
Total	20,387,943	31,934,926